Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred assets
Unrealized foreign currency translation adjustments	$ 359
Accrued liabilities	41	41
Other assets	115
Total deferred assets	515	41
Deferred liabilities
Unrealized net capital gains	(91,691)	(81,841)
Difference in tax bases of investments	(64,725)	(40,544)
DAC	(28,375)	(25,395)
Life and annuity reserves	(25,871)	(21,051)
Unrealized foreign currency translation adjustments		(143)
Other liabilities	(2,802)	(4,408)
Total deferred liabilities	(213,464)	(173,382)
Net deferred liability	$ (212,949)	$ (173,341)